Balance Sheets (Parenthetical) (Detail) - $ / shares	Dec. 31, 2019	Dec. 31, 2018
Condensed Balance Sheet Statements, Captions [Line Items]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	38,631,991	38,186,991
Common shares, outstanding	38,631,991	38,186,991
Parent Company
Condensed Balance Sheet Statements, Captions [Line Items]
Common shares, par value	$ 0.01	$ 0.01
Common shares, authorized	200,000,000	200,000,000
Common shares, issued	38,631,991	38,186,991
Common shares, outstanding	38,631,991	38,186,991